LEASES - Weighted-average remaining lease term and discount rate (Details)	Jun. 30, 2025	Jun. 30, 2024
LEASES
Weighted-average remaining lease term - Operating leases	6 years 8 months 15 days	7 years 9 months 10 days
Weighted-average discount rate - Operating leases	6.31%	6.64%